Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income (loss)	$ 2,822	$ 2,857	$ (3,552)
Other comprehensive income (loss), net of tax
Unrealized (loss) gain on investment securities available-for-sale, net of tax	(123)	2,380	(389)
Adjustment for gain on sales of investment securities, net of tax	(16)	0	0
Defined benefit pension plans:
Net gain (loss) arising during the year, net of tax	547	(1,830)	171
Amortization of prior service cost included in net periodic pension cost, net of tax	77	48	48
Total other comprehensive income (loss)	485	598	(170)
Total comprehensive income (loss)	$ 3,307	$ 3,455	$ (3,722)